COMMON STOCK AND DIVIDENDS, Acquisition of Treasury Shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Aug. 21, 2020	Mar. 06, 2020
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program			$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 74,082,856	$ 74,082,856
Trading premium on treasury shares	21,490,781	$ 21,490,781
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Trading premium on treasury shares	$ 21,490,781